Average Annual Total Returns - Pinnacle Value Fund		12 Months Ended										60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		6.00%										11.20%	7.20%
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]	3.50%										8.60%	5.50%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.80%										8.30%	5.30%
Russell 2000 Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]	12.80%										6.10%	9.60%
Pinnacle Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		6.00%	10.70%	25.40%	1.10%	14.30%	3.40%	10.70%	(11.80%)	(0.10%)	16.50%

[1]	After tax returns are calculated using the highest individual federal income tax rates in effect and do not reflect state & local taxes. Your actual after tax returns depends on your individual tax status and may differ from the results shown above. After tax returns are not relevant to investors who hold Fund shares in tax deferred accounts like IRAs.
[2]	Although you cannot invest directly in an index, investments in ETFs or funds that attempt to mirror an index performance may incur fees and taxes that may cause investment performance to differ from the performance of the underlying index.